ACQUISITION OF NON-CONTROLLING INTERESTS - ANALYSIS OF CASH FLOW (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of the cash flow adquired
Allocation of intangible	$ 0	$ 0
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Total of the consideration	3,971,000
Analysis of the cash flow adquired
Allocation of intangible	4,132,000
Consideration paid (received)	14,300,000
Others reserve	6,197,000
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Assets	27,891,000
Intangibles	3,192,000
Property, plant and equipment	366,000
Escrow account	7,086,000
Deferred taxes assets	1,108,000
Trade and other receivables	12,675,000
Current tax assets	1,419,000
Cash and cash equivalents	2,044,000
Liabilities	27,912,000
Long-term financial debt	3,422,000
Non-current trade and other payables	7,833,000
Deferred tax liabilities	150,000
Non-current provisions	848,000
Short-term financial debt	9,640,000
Current tax payables	2,462,000
Net assets	$ (21,000)
% adquired	18.51%
Total of the consideration	$ 3,887.1
Analysis of the cash flow adquired
Allocation of intangible	89,000
Consideration paid (received)	1,806,000
Others reserve	1,899,000
Nova Interfile Holding Ltda [member]
Disclosure of detailed information about business combination [line items]
Assets	15,015,000
Intangibles	1,802,000
Property, plant and equipment	2,488,000
Escrow account	486,000
Deferred taxes assets	958,000
Trade and other receivables	5,370,000
Current tax assets	1,914,000
Cash and cash equivalents	1,997,000
Liabilities	9,511,000
Long-term financial debt	2,008,000
Non-current trade and other payables	266,000
Non-current provisions	1,185,000
Short-term financial debt	6,052,000
Net assets	$ 5,505,000
% adquired	49.99%
Total of the consideration	$ 2,751,949.5
Interservicer - Servicos de BPO Ltda [member]
Disclosure of detailed information about business combination [line items]
Assets	3,308,000
Intangibles	296,000
Property, plant and equipment	113,000
Escrow account	1,841,000
Deferred taxes assets	418,000
Trade and other receivables	119,000
Current tax assets	275,000
Cash and cash equivalents	245,000
Liabilities	869,000
Long-term financial debt	10,000
Non-current trade and other payables	0
Non-current provisions	660,000
Short-term financial debt	200,000
Net assets	$ 2,438,000
% adquired	49.99%
Total of the consideration	$ 1,218,756.2